Related Party Transactions	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Agreements with Patriot
4.	Related Party Transactions.

In order to effect the Spin-off and govern our relationship with Patriot Transportation Holding, Inc. after the Spin-off, we entered into an Employee Matters Agreement and a Transition Services Agreement. The Employee Matters Agreement generally allocates responsibilities to each company for liabilities relating to each Company’s current and former employees and allocated responsibilities under employee benefit plans. The Transition Services Agreement sets forth the terms on which Patriot will provide to FRP certain services that were shared prior to the Spin-off, including the services of certain shared executive officers, for a period of 12 or more months after the Spin-off.

The consolidated statements of income reflect charges and/or allocation from Patriot for these services of $2,211,000, $2,539,000, and $2,302,000 for fiscal 2015, 2014 and 2013, respectively. Included in the charges above are amounts recognized for corporate executive stock-based compensation expense. These charges are reflected as part of corporate expenses.

To determine these allocations between FRP and Patriot as set forth in the Transition Services Agreement, we generally employed the same methodology historically used by the Company pre Spin-off to allocate said expenses and thus we believe that the allocations to FRP are a reasonable approximation of the costs related to FRP’s operations but any such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the terms were negotiated while Patriot was still a subsidiary of FRP.

As a result of the Spin-off the former transportation segment of the Company is reported as a discontinued operation and thus is not allowed any corporate overhead allocation. Hence, all corporate overhead of the transportation group through the date of the Spin-off is included in “corporate expense” on the Company’s consolidated income statements herein. The consolidated statements of income reflect charges and/or allocation for these services of $1,081,000, $2,685,000, and $2,549,000 for fiscal 2015, 2014 and 2013, respectively.